Non-Controlling Interests - Financial Information for Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 420,739	$ 660,578
Current liabilities	272,806	436,365
Revenue	278,906	245,536
Share of loss for the period	(3,310,337)	$ (300,596)
Aurora Nordic
Disclosure of subsidiaries [line items]
Current assets	5,947
Non-current assets	21,171
Current liabilities	3,067
Non-current liabilities	80,590
Revenue	171
Share of loss for the period	$ (54,421)